Note 2 - Summary of Significant Accounting Policies - Schedule Of Estimated Useful Lives Of Property And Equipment (Details)	Sep. 30, 2024	Dec. 31, 2023
Minimum [Member]
Property, Plant, and Equipment, Useful Life (Year)	1 year	1 year
Maximum [Member]
Property, Plant, and Equipment, Useful Life (Year)	8 years	8 years
Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment, Useful Life (Year)		3 years
Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment, Useful Life (Year)		8 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment, Useful Life (Year)		1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment, Useful Life (Year)		7 years
Office Furniture, Fixtures, and Equipment [Member]
Property, Plant, and Equipment, Useful Life (Year)		5 years
Software and Software Development Costs [Member]
Property, Plant, and Equipment, Useful Life (Year)		5 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant, and Equipment, Useful Life (Year)		3 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant, and Equipment, Useful Life (Year)		5 years